UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23475

ALTSHARES TRUST

(exact name of registrant as specified in charter)

104 Fifth Avenue, 9th Floor, New York, NY 10011

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

104 Fifth Avenue

9th Floor

New York, NY 10011

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-955-1607

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)	Report pursuant to Rule 30e-1.

TABLE OF CONTENTS

AltShares Event-Driven ETF EVNT

AltShares Merger Arbitrage ETF ARB

Ticker: EVNT

AltShares Event-Driven ETF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report

May 31, 2026

Fund Overview

This annual shareholder report contains important information about the AltShares Event-Driven ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.This report includes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Event-Driven ETF	$133	1.26%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was predominantly sourced from both equity-based special situations investments and equity-based merger arbitrage investments, though credit-based investments across merger arbitrage and special situations opportunities also contributed to returns. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Consumer discretionary and health care were the Fund’s top performing sectors. While no single sector detracted from returns, the Fund’s broad market hedges – which are multisector holdings – were a detractor overall for the period. Top contributors included the Fund’s positions in Dick’s Sporting Goods, VF Corp, and Penn Entertainment. Top detractors included the Fund’s investments in the acquisition of STAAR Surgical by Alcon, the acquisition of Clearwater Analytics by Permira Holdings, and Mobileye Global.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $10,000 Investment*

Table Summary
	AltShares Event-Driven ETF $19,802	S&P 500® Index $42,788	ICE BofA U.S. 3-Month Treasury Bill Index $12,572	Bloomberg U.S. Aggregate Bond Index $11,836
5/31/16	$10,000	$10,000	$10,000	$10,000
6/30/16	$9,957	$10,026	$10,004	$10,180
7/31/16	$10,107	$10,396	$10,007	$10,244
8/31/16	$10,269	$10,410	$10,008	$10,232
9/30/16	$10,247	$10,412	$10,013	$10,226
10/31/16	$10,129	$10,222	$10,016	$10,148
11/30/16	$10,075	$10,601	$10,018	$9,908
12/31/16	$10,301	$10,810	$10,022	$9,922
1/31/17	$10,354	$11,015	$10,026	$9,942
2/28/17	$10,419	$11,453	$10,030	$10,008
3/31/17	$10,591	$11,466	$10,032	$10,003
4/30/17	$10,644	$11,584	$10,039	$10,080
5/31/17	$10,730	$11,747	$10,044	$10,158
6/30/17	$10,730	$11,820	$10,052	$10,148
7/31/17	$10,698	$12,063	$10,061	$10,191
8/31/17	$10,720	$12,100	$10,070	$10,283
9/30/17	$10,752	$12,350	$10,079	$10,234
10/31/17	$10,784	$12,638	$10,088	$10,240
11/30/17	$10,773	$13,026	$10,096	$10,227
12/31/17	$10,902	$13,170	$10,107	$10,273
1/31/18	$10,924	$13,924	$10,120	$10,155
2/28/18	$10,838	$13,411	$10,129	$10,059
3/31/18	$10,698	$13,070	$10,143	$10,123
4/30/18	$10,741	$13,121	$10,157	$10,048
5/31/18	$10,881	$13,436	$10,172	$10,120
6/30/18	$10,956	$13,519	$10,189	$10,107
7/31/18	$10,795	$14,022	$10,205	$10,110
8/31/18	$10,784	$14,479	$10,224	$10,175
9/30/18	$10,698	$14,562	$10,239	$10,109
10/31/18	$10,430	$13,566	$10,257	$10,029
11/30/18	$10,537	$13,843	$10,278	$10,089
12/31/18	$10,389	$12,593	$10,297	$10,275
1/31/19	$10,806	$13,602	$10,317	$10,384
2/28/19	$10,839	$14,039	$10,336	$10,378
3/31/19	$10,894	$14,312	$10,358	$10,577
4/30/19	$11,070	$14,891	$10,378	$10,580
5/31/19	$10,839	$13,945	$10,402	$10,768
6/30/19	$10,905	$14,928	$10,424	$10,903
7/31/19	$10,960	$15,142	$10,444	$10,927
8/31/19	$10,828	$14,902	$10,465	$11,210
9/30/19	$10,817	$15,181	$10,484	$11,150
10/31/19	$10,795	$15,510	$10,504	$11,184
11/30/19	$11,037	$16,073	$10,517	$11,178
12/31/19	$11,108	$16,558	$10,532	$11,170
1/31/20	$11,231	$16,551	$10,546	$11,385
2/29/20	$11,085	$15,189	$10,562	$11,590
3/31/20	$11,030	$13,313	$10,592	$11,522
4/30/20	$11,522	$15,020	$10,593	$11,727
5/31/20	$11,690	$15,735	$10,593	$11,781
6/30/20	$12,148	$16,048	$10,595	$11,856
7/31/20	$12,204	$16,953	$10,597	$12,033
8/31/20	$12,629	$18,171	$10,598	$11,935
9/30/20	$12,864	$17,481	$10,599	$11,929
10/31/20	$12,752	$17,016	$10,600	$11,876
11/30/20	$13,636	$18,879	$10,601	$11,992
12/31/20	$15,934	$19,604	$10,602	$12,009
1/31/21	$16,369	$19,407	$10,603	$11,923
2/28/21	$16,468	$19,942	$10,604	$11,750
3/31/21	$16,431	$20,815	$10,605	$11,604
4/30/21	$16,418	$21,926	$10,605	$11,695
5/31/21	$16,480	$22,079	$10,605	$11,734
6/30/21	$16,269	$22,594	$10,605	$11,816
7/31/21	$15,686	$23,131	$10,605	$11,948
8/31/21	$15,798	$23,835	$10,606	$11,925
9/30/21	$15,889	$22,726	$10,606	$11,822
10/31/21	$16,042	$24,318	$10,606	$11,819
11/30/21	$15,339	$24,150	$10,607	$11,854
12/31/21	$15,522	$25,232	$10,607	$11,824
1/31/22	$15,263	$23,926	$10,607	$11,569
2/28/22	$15,247	$23,210	$10,608	$11,440
3/31/22	$15,186	$24,072	$10,611	$11,122
4/30/22	$14,820	$21,973	$10,613	$10,700
5/31/22	$14,728	$22,013	$10,620	$10,769
6/30/22	$14,132	$20,196	$10,623	$10,600
7/31/22	$14,697	$22,058	$10,628	$10,859
8/31/22	$14,804	$21,158	$10,645	$10,552
9/30/22	$14,392	$19,210	$10,672	$10,096
10/31/22	$14,499	$20,765	$10,688	$9,965
11/30/22	$14,713	$21,925	$10,723	$10,332
12/31/22	$14,120	$20,662	$10,762	$10,285
1/31/23	$14,715	$21,961	$10,795	$10,602
2/28/23	$14,653	$21,425	$10,831	$10,328
3/31/23	$14,888	$22,211	$10,877	$10,590
4/30/23	$14,856	$22,558	$10,912	$10,654
5/31/23	$14,512	$22,656	$10,954	$10,538
6/30/23	$15,060	$24,153	$11,004	$10,501
7/31/23	$15,373	$24,929	$11,048	$10,493
8/31/23	$15,311	$24,532	$11,098	$10,426
9/30/23	$15,138	$23,362	$11,149	$10,161
10/31/23	$14,888	$22,871	$11,199	$10,001
11/30/23	$15,577	$24,960	$11,249	$10,454
12/31/23	$15,985	$26,094	$11,301	$10,854
1/31/24	$15,654	$26,532	$11,350	$10,824
2/29/24	$15,623	$27,949	$11,396	$10,671
3/31/24	$15,828	$28,848	$11,447	$10,770
4/30/24	$15,292	$27,670	$11,497	$10,498
5/31/24	$15,528	$29,042	$11,552	$10,676
6/30/24	$15,638	$30,084	$11,599	$10,777
7/31/24	$16,427	$30,450	$11,651	$11,029
8/31/24	$16,506	$31,189	$11,706	$11,187
9/30/24	$16,695	$31,855	$11,757	$11,337
10/31/24	$16,710	$31,566	$11,802	$11,056
11/30/24	$16,963	$33,419	$11,847	$11,172
12/31/24	$16,894	$32,622	$11,895	$10,990
1/31/25	$17,101	$33,531	$11,939	$11,048
2/28/25	$17,291	$33,093	$11,977	$11,291
3/31/25	$17,212	$31,229	$12,017	$11,295
4/30/25	$17,291	$31,017	$12,058	$11,340
5/31/25	$17,704	$32,969	$12,102	$11,258
6/30/25	$18,133	$34,646	$12,142	$11,432
7/31/25	$18,339	$35,424	$12,183	$11,401
8/31/25	$18,720	$36,142	$12,231	$11,538
9/30/25	$18,752	$37,461	$12,272	$11,664
10/31/25	$18,768	$38,338	$12,315	$11,737
11/30/25	$18,990	$38,432	$12,349	$11,809
12/31/25	$19,186	$38,455	$12,392	$11,792
1/31/26	$19,253	$39,013	$12,427	$11,805
2/28/26	$19,552	$38,717	$12,461	$11,998
3/31/26	$19,469	$36,789	$12,497	$11,786
4/30/26	$19,768	$40,649	$12,534	$11,800
5/31/26	$19,802	$42,788	$12,572	$11,836

Average Annual Total Returns (%)Footnote Reference*

Table Summary
AATR	1 Year	5 Years	10 Years
AltShares Event-Driven ETF NAV Returns	11.85%	3.74%	7.07%
S&P 500® Index	29.78%	14.15%	15.65%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.31%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance of the predecessor mutual fund reflects fee waivers. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$12,252,178
Number of Portfolio Holdings	148
Total Advisory Fees Paid	$109,915
Portfolio Turnover Rate	381%

On September 20, 2021, the Fund converted from a mutual fund to an exchange-traded fund and performance prior to that date is of the predecessor mutual fund. In addition, performance prior to May 12, 2019 does not reflect the Fund's current investment strategy. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Consumer, Non-cyclical	21.77%
Financials	20.96%
Industrials	13.20%
Consumer, Cyclical	12.08%
Technology	11.46%
Telecommunication Services	7.99%
Utilities	5.50%
Energy	0.66%
Other	6.38%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	91.02%
EMEA	8.98%

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the supplement dated May 20, 2026 to the Fund’s prospectus dated September 26, 2025, as supplemented, which is available at www.altsharesetfs.com/evnt or upon request at 1-855-955-1607.

The Fund’s Board of Trustees approved a reorganization of the Fund into a substantially identical, newly created fund (“Acquiring Fund”) that is a series of The Arbitrage Funds. The Acquiring Fund will have the same name, investment objective, policies, strategies, risk profiles, and investment adviser as the Fund. If the closing conditions are satisfied, the reorganization is expected to occur on or about September 25, 2026.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/evnt.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Event-Driven ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: EVNT

AltShares Event-Driven ETF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report

May 31, 2026

Ticker: ARB

AltShares Merger Arbitrage ETF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report

May 31, 2026

Fund Overview

This annual shareholder report contains important information about the AltShares Merger Arbitrage ETF for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.This report includes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AltShares Merger Arbitrage ETF	$67	0.65%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and financials were the Fund’s top performing sectors for the second year in a row, while materials was the only sector that detracted from returns for the period. Top contributors included the acquisition of Penumbra by Boston Scientific Corp, the acquisition of Alphawave IP Group by QUALCOMM, and the acquisition of Foot Locker by Dick’s Sporting Goods. Top detractors included the acquisition of STAAR Surgical by Alcon, the acquisition of Bavarian Nordic by Permira Holdings, and the acquisition of Allied Gold by Zijin Gold International.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is since the inception date of the Fund (5/7/20).

Total Return Based on $10,000 Investment*

Table Summary
	AltShares Merger Arbitrage ETF $12,846	S&P 500® Index $29,123	Water Island Merger Arbitrage USD Hedged Index $13,901	ICE BofA U.S. 3-Month Treasury Bill Index $11,868	Bloomberg U.S. Aggregate Bond Index $10,149
5/7/20	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/20	$9,788	$10,710	$9,795	$10,000	$10,101
6/30/20	$9,764	$10,923	$9,772	$10,002	$10,165
7/31/20	$10,172	$11,538	$10,205	$10,004	$10,317
8/31/20	$10,188	$12,368	$10,251	$10,005	$10,234
9/30/20	$10,172	$11,898	$10,242	$10,006	$10,228
10/31/20	$10,284	$11,581	$10,363	$10,007	$10,182
11/30/20	$10,400	$12,849	$10,473	$10,008	$10,282
12/31/20	$10,420	$13,343	$10,518	$10,009	$10,296
1/31/21	$10,370	$13,209	$10,487	$10,010	$10,223
2/28/21	$10,317	$13,573	$10,438	$10,011	$10,075
3/31/21	$10,366	$14,167	$10,490	$10,011	$9,949
4/30/21	$10,531	$14,923	$10,676	$10,011	$10,028
5/31/21	$10,625	$15,028	$10,790	$10,012	$10,061
6/30/21	$10,601	$15,378	$10,771	$10,011	$10,131
7/31/21	$10,535	$15,744	$10,720	$10,012	$10,245
8/31/21	$10,584	$16,222	$10,767	$10,012	$10,225
9/30/21	$10,601	$15,468	$10,800	$10,013	$10,136
10/31/21	$10,691	$16,552	$10,826	$10,012	$10,134
11/30/21	$10,691	$16,437	$10,859	$10,013	$10,164
12/31/21	$10,753	$17,174	$10,948	$10,014	$10,138
1/31/22	$10,765	$16,285	$10,919	$10,013	$9,919
2/28/22	$10,839	$15,797	$10,960	$10,014	$9,809
3/31/22	$10,909	$16,384	$11,015	$10,017	$9,536
4/30/22	$10,839	$14,955	$10,984	$10,019	$9,174
5/31/22	$10,757	$14,983	$10,930	$10,026	$9,233
6/30/22	$10,753	$13,746	$10,914	$10,028	$9,089
7/31/22	$10,913	$15,013	$11,082	$10,033	$9,311
8/31/22	$11,037	$14,401	$11,158	$10,049	$9,048
9/30/22	$10,959	$13,075	$11,095	$10,074	$8,657
10/31/22	$11,218	$14,133	$11,332	$10,090	$8,544
11/30/22	$11,004	$14,923	$11,172	$10,123	$8,859
12/31/22	$11,032	$14,063	$11,210	$10,159	$8,819
1/31/23	$10,963	$14,947	$11,178	$10,191	$9,090
2/28/23	$10,959	$14,582	$11,150	$10,224	$8,855
3/31/23	$10,894	$15,118	$11,189	$10,268	$9,080
4/30/23	$10,963	$15,354	$11,272	$10,301	$9,135
5/31/23	$10,654	$15,420	$11,148	$10,341	$9,036
6/30/23	$10,886	$16,439	$11,372	$10,388	$9,003
7/31/23	$10,980	$16,967	$11,470	$10,430	$8,997
8/31/23	$11,160	$16,697	$11,673	$10,477	$8,940
9/30/23	$11,242	$15,901	$11,762	$10,525	$8,712
10/31/23	$11,259	$15,567	$11,779	$10,572	$8,575
11/30/23	$11,340	$16,988	$11,879	$10,619	$8,963
12/31/23	$11,478	$17,760	$12,043	$10,669	$9,306
1/31/24	$11,426	$18,059	$12,000	$10,714	$9,281
2/29/24	$11,512	$19,023	$12,105	$10,758	$9,150
3/31/24	$11,606	$19,635	$12,215	$10,807	$9,234
4/30/24	$11,448	$18,833	$12,064	$10,853	$9,001
5/31/24	$11,533	$19,767	$12,177	$10,905	$9,153
6/30/24	$11,550	$20,476	$12,208	$10,950	$9,240
7/31/24	$11,726	$20,725	$12,410	$10,999	$9,456
8/31/24	$11,859	$21,228	$12,560	$11,051	$9,592
9/30/24	$11,889	$21,681	$12,596	$11,099	$9,720
10/31/24	$11,962	$21,485	$12,691	$11,141	$9,479
11/30/24	$11,915	$22,746	$12,650	$11,184	$9,579
12/31/24	$11,941	$22,204	$12,691	$11,229	$9,423
1/31/25	$12,088	$22,822	$12,870	$11,270	$9,473
2/28/25	$12,205	$22,524	$13,011	$11,306	$9,681
3/31/25	$12,210	$21,255	$13,039	$11,344	$9,685
4/30/25	$12,197	$21,111	$13,042	$11,383	$9,723
5/31/25	$12,262	$22,440	$13,118	$11,424	$9,653
6/30/25	$12,335	$23,581	$13,199	$11,462	$9,802
7/31/25	$12,474	$24,110	$13,352	$11,501	$9,776
8/31/25	$12,535	$24,599	$13,437	$11,547	$9,893
9/30/25	$12,561	$25,497	$13,470	$11,585	$10,001
10/31/25	$12,570	$26,094	$13,500	$11,625	$10,063
11/30/25	$12,587	$26,158	$13,548	$11,658	$10,126
12/31/25	$12,607	$26,174	$13,563	$11,698	$10,111
1/31/26	$12,637	$26,553	$13,609	$11,732	$10,121
2/28/26	$12,703	$26,351	$13,685	$11,763	$10,287
3/31/26	$12,764	$25,039	$13,782	$11,798	$10,106
4/30/26	$12,833	$27,667	$13,869	$11,832	$10,117
5/31/26	$12,846	$29,123	$13,901	$11,868	$10,149

Average Annual Total Returns (%)Footnote Reference*

Table Summary
AATR	1 Year	5 Years	Since Inception 5/7/20
AltShares Merger Arbitrage ETF NAV Returns	4.77%	3.87%	4.21%
S&P 500® Index	29.78%	14.15%	19.26%
Water Island Merger Arbitrage USD Hedged Index	5.97%	5.20%	5.58%
ICE BofA U.S. 3-Month Treasury Bill Index	3.88%	3.46%	2.86%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	0.18%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Table Summary
Total Net Assets	$103,085,722
Number of Portfolio Holdings	146
Total Advisory Fees Paid	$568,836
Portfolio Turnover Rate	399%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions. The Fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the Water Island Merger Arbitrage USD Hedged Index.

Sector Weighting (% of Total Investments)

Table Summary
Value	Value
Financials	27.36%
Consumer, Non-cyclical	17.62%
Technology	15.43%
Industrials	11.17%
Utilities	8.50%
Telecommunication Services	8.16%
Consumer, Cyclical	6.20%
Materials	4.00%
Energy	1.56%

Region Weighting (% of Total Investments)

Table Summary
Value	Value
Americas	86.40%
EMEA	13.60%

Material Fund Changes

This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the supplement dated May 20, 2026 to the Fund’s prospectus dated September 26, 2025, as supplemented, which is available at www.altsharesetfs.com/arb or upon request at 1-855-955-1607.

The Fund’s Board of Trustees approved a reorganization of the Fund into a substantially identical, newly created fund (“Acquiring Fund”) that is a series of The Arbitrage Funds. The Acquiring Fund will have the same name, investment objective, policies, strategies, risk profiles, and investment adviser as the Fund. If the closing conditions are satisfied, the reorganization is expected to occur on or about September 25, 2026.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.altsharesetfs.com/arb.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-855-955-1607, or contact your financial intermediary.

The AltShares Merger Arbitrage ETF is distributed by Foreside Financial Services, LLC, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Ticker: ARB

AltShares Merger Arbitrage ETF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report

May 31, 2026

(b)	Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)	The audit committee financial expert is Francis X. Tracy, who is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended May 31, 2026 and May 31, 2025, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $35,000 and $34,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended May 31, 2026 and May 31, 2025, the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended May 31, 2026 and May 31, 2025, aggregate fees of $10,300 and $10,000, respectively, were billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Services for which fees in the Tax Fees category are billed include Cohen & Company, Ltd.’s (“Cohen”) review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen’s review of excise tax distribution calculations.

(d)	All Other Fees: For the Registrant’s fiscal years ended May 31, 2026 and May 31, 2025, no fees were billed to the Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the principal accountant for the fiscal years ended May 31, 2026 and May 31, 2025 were $10,300 and $10,000, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately-designated standing Audit Committee. Francis X. Tracy, Stephen Byers, Robert P. Herrmann, and John C. Alvarado, each of whom is an independent trustee, are the members of the Audit Committee.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

AltShares Trust

ADVISED BY WATER ISLAND CAPITAL

AltShares Trust Annual
Financial Statements and
Additional Information

May 31, 2026

AltShares Merger Arbitrage ETF
(NYSE Arca, Inc. Symbol: ARB)

AltShares Event-Driven ETF
(NYSE Arca, Inc. Symbol: EVNT)

TABLE OF CONTENTS

Item 7: Portfolio of Investments
AltShares Merger Arbitrage ETF	1
AltShares EventDriven ETF	7
Financial Statements and Financial Highlights
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights
AltShares Merger Arbitrage ETF	17
AltShares Event-Driven ETF	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	29
Other Information	30
Item 8. Changes in and Disagreements with Accountants
Item 9. Proxy Disclosures
Item 10. Remuneration Paid to Directors, Officers, and Others
Item 11. Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract

AltShares Merger Arbitrage ETF
Portfolio of Investments

May 31, 2026

Shares	Value
COMMON STOCKS - 92.89%
Advertising - 1.20%
Clear Channel Outdoor Holdings, Inc.(a)(b)	513,930	$1,238,571
Auto Manufacturers - 1.73%
Iveco Group NV	109,834	1,783,296
Banks - 5.04%
Laurentian Bank of Canada	40,742	1,189,472
Stellar Bancorp, Inc.	32,519	1,214,259
Webster Financial Corp.	38,332	2,787,503
		5,191,234
Biotechnology - 1.84%
Esperion Therapeutics, Inc.(a)(b)	607,557	1,901,653
Commercial Services - 0.99%
Cross Country Healthcare, Inc.(a)(b)	46,853	613,306
Information Services Corp.	11,044	405,663
		1,018,969
Computers & Computer Services - 1.81%
NCR Atleos Corp.(a)	41,785	1,863,611
Cosmetics/Personal Care - 0.90%
Kenvue, Inc.	53,725	928,368
Diversified Financial Services - 9.96%
Allfunds Group PLC	182,012	1,821,523
DigitalBridge Group, Inc.	153,251	2,396,846
International Money Express, Inc.(a)	37,592	562,752
Janus Henderson Group PLC	46,745	2,417,184
JTC PLC(c)	70,368	1,248,997
Schroders PLC	231,704	1,822,289
		10,269,591
Electric - 7.71%
AES Corp.(b)	195,520	2,868,279
Boralex, Inc., Class A	70,834	1,894,353
Dominion Energy, Inc.	21,635	1,448,247
Northwestern Energy Group, Inc.(b)	13,066	922,590
TXNM Energy, Inc.(b)	13,796	816,861
		7,950,330
Engineering & Construction - 2.51%
IHS Holding Ltd.(a)(b)	81,553	676,890
TopBuild Corp.(a)	4,568	1,907,049
		2,583,939
Food - 0.75%
Mission Produce, Inc.(a)	20,595	229,428
Nathan’s Famous, Inc.	5,409	545,768
		775,196
Healthcare - Products - 6.69%
Avanos Medical, Inc.(a)	50,368	1,249,126
Masimo Corp.(a)(b)	16,030	2,860,554
Penumbra, Inc.(a)(b)	8,763	2,789,263
		6,898,943
Insurance - 4.83%
Beazley PLC	136,268	2,350,790
Brighthouse Financial, Inc.(a)(b)	27,874	1,743,519
Equitable Holdings, Inc.	21,387	884,352
		4,978,661

See Notes to Financial Statements.

Annual Report | May 31, 2026

AltShares Merger Arbitrage ETF
Portfolio of Investments (continued)

May 31, 2026

Shares	Value
COMMON STOCKS - 92.89% (Continued)
Leisure Time - 1.21%
Global Business Travel Group I(a)(b)	133,402	$1,245,975
Machinery - Diversified - 4.34%
Chart Industries, Inc.(a)(b)	13,505	2,806,609
Thermon Group Holdings, Inc.(a)	27,253	1,666,249
		4,472,858
Media - 3.59%
Warner Bros Discovery, Inc.(a)(b)	137,019	3,700,883
Mining - 3.08%
Allied Gold Corp.(a)	72,956	1,846,853
Arizona Sonoran Copper Co., Inc.(a)	115,716	809,126
Rupert Resources Ltd.(a)	70,147	524,074
		3,180,053
Miscellaneous Manufacturing - 1.22%
Senior PLC	326,126	1,262,682
Oil & Gas - 0.84%
Devon Energy Corp.	19,579	871,070
Pharmaceuticals - 6.49%
Catalyst Pharmaceuticals, Inc.(a)	60,795	1,898,628
KalVista Pharmaceuticals, Inc.(a)	90,263	2,425,367
Organon & Co.(b)	177,141	2,363,061
		6,687,056
Real Estate Investment Trusts - 4.14%
National Storage Affiliates Trust	58,260	2,484,789
Sila Realty Trust, Inc.	40,490	1,224,418
Whitestone REIT	29,011	553,530
		4,262,737
Retail - 0.58%
Fnac Darty SA	14,428	594,057
Savings & Loans - 0.46%
Flushing Financial Corp.	29,405	469,598
Semiconductors - 4.28%
Qorvo, Inc.(a)(b)	19,195	1,987,834
Silicon Laboratories, Inc.(a)(b)	11,130	2,421,888
		4,409,722
Software - 9.21%
Clearwater Analytics Holdings, Inc., Class A(a)	118,156	2,875,917
Electronic Arts, Inc.	14,285	2,881,570
LiveRamp Holdings, Inc.(a)	50,005	1,878,188
Talkspace, Inc.(a)(b)	247,638	1,287,718
TruBridge, Inc.(a)(b)	21,895	568,394
		9,491,787
Telecommunications - 2.49%
Globalstar, Inc.(a)(b)	30,501	2,568,489
Textiles - 2.34%
UniFirst Corp.	9,093	2,413,464
Transportation - 2.66%
Norfolk Southern Corp.(b)	8,978	2,737,931
TOTAL COMMON STOCKS (Cost $95,004,940)		95,750,724

See Notes to Financial Statements.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Merger Arbitrage ETF
Portfolio of Investments (continued)

May 31, 2026

Shares	Value
RIGHTS(a) - 0.00%(d)
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031(e)(f)	50,891	$1,532
Arcellx, Inc., CVR, Expires 12/31/2029(e)(f)	21,934	—
Hologic, Inc., CVR, Expires 2/7/2028(e)(f)	34,175	—
TOTAL RIGHTS (Cost $3,404)		1,532
Yield		Shares		Value
SHORT-TERM INVESTMENTS - 6.80%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.548%(g	)	3,505,223	$3,505,223
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.677%(g	)	3,505,223	3,505,223
				7,010,446
TOTAL SHORT-TERM INVESTMENTS (Cost $7,010,446)				7,010,446
Total Investments - 99.69% (Cost $102,018,790)				102,762,702
Other Assets in Excess of Liabilities - 0.31%(h)				323,020
NET ASSETS - 100.00%				$103,085,722

Portfolio Footnotes

(a)
Non-income-producing security.
(b)
Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At May 31, 2026, the aggregate fair market value of those securities was $20,873,424, representing 20.25% of net assets.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, these securities had a total value of $1,248,997 or 1.21% of net assets.
(d)
Less than 0.005% of net assets.
(e)
Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of May 31, 2026, the total fair market value of these securities was $1,532, representing 0.0% of net assets.
(f)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,532 or 0.0% of net assets.
Restricted Security	Acquisition Date	Acquisition Cost
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031	05/15/2026	$1,527
Arcellx, Inc., CVR, Expires 12/31/2029	04/29/2026	1,535
Hologic, Inc., CVR, Expires 2/7/2028	04/08/2026	342
Total		$3,404
(g)
Rate shown is the 7-day effective yield as of May 31, 2026.
(h)
Includes cash held as collateral for short sales.
SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (15.28%)
COMMON STOCKS SOLD SHORT - (15.28%)
Banks - (0.83%)
Prosperity Bancshares, Inc.	(12,367)	$(852,828)
Diversified Financial Services - (0.62%)
Deutsche Boerse AG	(2,221)	(641,426)
Electric - (1.49%)
NextEra Energy, Inc.	(17,607)	(1,531,985)
Environmental Control - (1.35%)
CECO Environmental Corp.	(18,641)	(1,393,415)
Food - (0.22%)
Mission Produce, Inc.	(20,597)	(229,451)

See Notes to Financial Statements.

Annual Report | May 31, 2026

AltShares Merger Arbitrage ETF
Portfolio of Investments (continued)

May 31, 2026

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (15.28%) (Continued)
Healthcare - Products - (0.43%)
Boston Scientific Corp.	(9,074)	$(438,365)
Household Products/Wares - (0.74%)
Kimberly-Clark Corp.	(7,857)	(766,843)
Insurance - (0.87%)
Corebridge Financial, Inc.	(33,260)	(898,020)
Internet - (1.54%)
Amazon.com, Inc.	(5,875)	(1,590,010)
Mining - (1.24%)
Agnico Eagle Mines Ltd.	(2,521)	(463,514)
Hudbay Minerals, Inc.	(27,988)	(816,130)
		(1,279,644)
Oil & Gas - (0.85%)
Devon Energy Corp.	(19,587)	(871,426)
Real Estate Investment Trusts - (2.40%)
Public Storage	(8,160)	(2,478,110)
Retail - (0.85%)
QXO, Inc.	(50,770)	(875,782)
Savings & Loans - (0.46%)
OceanFirst Financial Corp.	(24,991)	(469,581)
Semiconductors - (1.39%)
Skyworks Solutions, Inc.	(18,427)	(1,434,542)
TOTAL SECURITIES SOLD SHORT (Proceeds $15,055,102)		$(15,751,428)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received		Market Value		Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Brink’s Co.	Received 1 Month-Federal Rate Minus 40bps (3.220%)	05/06/2027	$—		$—		$7,815	USD	692,389	$7,815
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received		Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Black Hills Corp.	Received 1 Month-Federal Rate Minus 40bps (3.220%)	05/06/2027	$—		$—		$(94,679)	USD	832,245	$(94,679)
Morgan Stanley & Co./ Upon Termination	Banco Santander SA	Received 1 Month-Federal Rate Minus 63bps (2.990%)	05/06/2027	—		—		(31,778)	USD	951,386	(31,778)
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.220%)	05/06/2027	—		—		(204,764)	USD	2,142,326	(204,764)
Morgan Stanley & Co./ Upon Termination	Cintas Corp.	Received 1 Month-Federal Rate Minus 40bps (3.220%)	05/06/2027	—		—		(47,629)	USD	1,155,639	(47,629)
								$(378,850)			$(378,850)

See Notes to Financial Statements.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Merger Arbitrage ETF
Portfolio of Investments (continued)

May 31, 2026

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation
CAD	652,370	USD	471,449	Morgan Stanley & Co.	06/15/2026	$2,026
USD	6,771,382	CAD	9,232,960	Morgan Stanley & Co.	06/15/2026	70,310
DKK	39,300	USD	6,101	Morgan Stanley & Co.	06/15/2026	37
EUR	2,808,380	USD	3,253,763	Morgan Stanley & Co.	06/15/2026	23,833
USD	1,934,701	EUR	1,650,040	Morgan Stanley & Co.	06/15/2026	8,978
GBP	638,200	USD	849,728	Morgan Stanley & Co.	06/15/2026	9,713
USD	3,055,836	GBP	2,254,400	Morgan Stanley & Co.	06/15/2026	19,919
						$134,816
Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
CAD	1,737,960	USD	1,273,464	Morgan Stanley & Co.	06/15/2026	$(12,093)
USD	1,317,519	CAD	1,821,420	Morgan Stanley & Co.	06/15/2026	(4,426)
DKK	3,401,900	USD	538,175	Morgan Stanley & Co.	06/15/2026	(6,890)
USD	533,209	DKK	3,441,200	Morgan Stanley & Co.	06/15/2026	(4,213)
EUR	288,880	USD	339,334	Morgan Stanley & Co.	06/15/2026	(2,189)
USD	5,195,968	EUR	4,489,930	Morgan Stanley & Co.	06/15/2026	(44,126)
GBP	472,800	USD	639,485	Morgan Stanley & Co.	06/15/2026	(2,784)
USD	5,192,512	GBP	3,887,700	Morgan Stanley & Co.	06/15/2026	(42,912)
						$(119,633)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	79.67%
United Kingdom	7.04%
Canada	6.46%
Jersey	3.55%
Netherlands	1.73%
Cayman Islands	0.66%
France	0.58%
Other Assets in Excess of Liabilities	0.31%
100.00%
(a)
These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

DKK - Danish krone

EUR - Euro

GBP - British pound

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

USD - United States Dollar

See Notes to Financial Statements.

Annual Report | May 31, 2026

AltShares Merger Arbitrage ETF
Portfolio of Investments (continued)

May 31, 2026

The following table summarizes AltShares Merger Arbitrage ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of May 31, 2026:

Investments in Securities at Fair Value*	Level 1	Level 2		Level 3		Total
Assets
Common Stocks**	$95,750,724	$—	$—		$95,750,724
Rights	—	—	1,532		1,532
Short-Term Investments	7,010,446	—	—		7,010,446
TOTAL	$102,761,170	$—	$1,532		$102,762,702
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$134,816	$—		$134,816
Equity Swaps	7,815	—	—		7,815
Liabilities
Common Stocks**	(15,751,428)	—	—		(15,751,428)
Forward Foreign Currency Exchange Contracts	—	(119,633)	—		(119,633)
Equity Swaps	(378,850)	—	—		(378,850)
TOTAL	$(16,122,463)	$15,183	$—		$(16,107,280)
*
Refer to Note 2 where leveling hierarchy is defined.
**
Refer to Portfolio of Investments for sector information.
***
Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May 31, 2026:

Investments in Securities	Balance as of May 31, 2025	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2026	Net change in Unrealized Appreciation (Depreciation) from investments still held as of May 31, 2026
Common Stock	$22		$(14)	$(2)	$—		$(6)	$—	$—	$—	$—
Rights	—		—	(1,872)	3,404		—	—	—	1,532	(1,872)
Total	$22		$(14)	$(1,874)	$3,404		$(6)	$—	$—	$1,532	$(1,872)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of May 31, 2026:

Investments in Securities	Fair Value at May 31, 2026	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Rights	$1,532	Discounted, probability adjusted value	Discounted, probability adjusted value	10%,0 - 1.28%	10%, 1.28%

See Notes to Financial Statements.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Event-Driven ETF
Portfolio of Investments

May 31, 2026

Shares	Value
COMMON STOCKS - 81.45%
Aerospace & Defense - 1.23%
Boeing Co.(a)	650	$150,247
Airlines - 3.23%
Alaska Air Group, Inc.(a)(b)	3,000	138,060
SkyWest, Inc.(a)(b)	1,800	154,170
United Airlines Holdings, Inc.(a)(b)	900	103,320
		395,550
Apparel - 0.70%
VF Corp.	5,000	85,900
Biotechnology - 2.19%
Aura Biosciences, Inc.(a)(b)	10,500	78,435
Viking Therapeutics, Inc.(a)(b)	2,000	65,480
XOMA Royalty Corp.(a)(b)	2,970	123,879
		267,794
Commercial Services - 0.29%
Intertek Group PLC	492	35,249
Diversified Financial Services - 11.01%
DigitalBridge Group, Inc.	35,000	547,400
Janus Henderson Group PLC	11,000	568,810
Schroders PLC	29,684	233,457
		1,349,667
Electric - 4.55%
Dominion Energy, Inc.	1,793	120,023
TXNM Energy, Inc.(b)	7,400	438,154
		558,177
Engineering & Construction - 1.90%
TopBuild Corp.(a)	558	232,954
Entertainment - 5.80%
Caesars Entertainment, Inc.(a)(b)	16,935	491,962
Cineplex, Inc.(a)	14,597	115,725
Penn Entertainment, Inc.(a)(b)	5,500	103,565
		711,252
Healthcare - Products - 8.26%
Avanos Medical, Inc.(a)(b)	10,000	248,000
Masimo Corp.(a)(b)	2,000	356,900
Pacific Biosciences of California, Inc.(a)	62,040	92,440
Penumbra, Inc.(a)	988	314,480
		1,011,820
Insurance - 2.48%
ProAssurance Corp.(a)(b)	12,650	303,473
Machinery - Diversified - 4.32%
Chart Industries, Inc.(a)(b)	2,546	529,110
Media - 5.09%
Warner Bros Discovery, Inc.(a)(c)	19,754	533,556
EchoStar Corp., Class A(a)(c)	700	90,433
		623,989
Oil & Gas - 0.67%
EQT Corp.	1,500	82,395

See Notes to Financial Statements.

Annual Report | May 31, 2026

AltShares Event-Driven ETF
Portfolio of Investments (continued)

May 31, 2026

Shares	Value
COMMON STOCKS - 81.45% (Continued)
Pharmaceuticals - 10.55%
Amneal Pharmaceuticals, Inc.(a)(b)	16,000	$210,720
Bayer AG, ADR	13,411	141,486
Catalyst Pharmaceuticals, Inc.(a)	9,877	308,459
Centessa Pharmaceuticals PLC, ADR(a)(c)	3,000	119,280
KalVista Pharmaceuticals, Inc.(a)(c)	9,139	245,565
Organon & Co.(b)(c)	20,000	266,800
		1,292,310
Real Estate Investment Trusts - 4.14%
National Storage Affiliates Trust	5,296	225,875
Sila Realty Trust, Inc.	6,075	183,708
Whitestone REIT	5,104	97,384
		506,967
Retail - 1.68%
Dick’s Sporting Goods, Inc.	600	136,542
QXO, Inc.(a)	4,000	69,000
		205,542
Semiconductors - 1.03%
Silicon Laboratories, Inc.(a)	578	125,773
Software - 8.19%
Electronic Arts, Inc.(c)	2,870	578,937
LiveRamp Holdings, Inc.(a)	11,306	424,653
		1,003,590
Transportation - 4.14%
Norfolk Southern Corp.(b)	1,663	507,148
TOTAL COMMON STOCKS (Cost $9,801,480)		9,978,907
Maturity Date	Rate		Principal Amount		Value
CORPORATE BONDS - 6.68%
Healthcare - Products - 0.45%
Bausch & Lomb Corp.(d)	10/01/2028	8.375%	$54,000	$55,755
Machinery - Diversified - 1.84%
Chart Industries, Inc.(d)	01/01/2030	7.500%	218,000	225,686
Media - 3.01%
EchoStar Corp.	11/30/2030	6.750%	206,000	210,416
iHeartCommunications, Inc.(d)	05/01/2029	9.125%	71,000	68,820
	08/15/2030	7.750%	97,000	89,072
				368,308
Real Estate - 1.38%
Kennedy-Wilson, Inc.	03/01/2031	5.000%	168,000	169,345
TOTAL CORPORATE BONDS (Cost $819,112)				819,094

See Notes to Financial Statements.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Event-Driven ETF
Portfolio of Investments (continued)

May 31, 2026

Maturity Date	Rate		Principal Amount		Value
CONVERTIBLE CORPORATE BONDS - 1.13%
Computers & Computer Services - 0.73%
Rapid7, Inc.	03/15/2029	1.250%	$108,530	$89,537
Investment Company Security - 0.40%
Gladstone Capital Corp.	10/01/2030	5.875%	51,000	48,552
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $149,597)				138,089
Shares		Value
RIGHTS(a) - 0.12%
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031(e)(f)	3,200	$96
Arcellx, Inc., CVR, Expires 12/31/2029(e)(f)	2,507	—
Avadel Pharmaceuticals PLC CVR, Expires 12/31/2028(e)(f)	12,022	7,915
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	2,000	1,007
Contra Abiomed, Inc. CVR, Expires 12/31/2029(e)(f)	200	320
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	415	1,215
Contra Metsera, Inc. CVR, Expires 12/31/2031(e)(f)	203	1,048
Hologic, Inc., CVR, Expires 2/7/2028(e)(f)	7,437	—
TreeHouse Foods, Inc. CVR, Expires 2/11/2033(e)(f)	1,486	2,951
TOTAL RIGHTS (Cost $13,739)		14,552
Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.09%
Put Options Purchased - 0.09%
Apellis Pharmaceuticals, Inc.	07/2026	$30.00	$—	16	$0
Centessa Pharmaceuticals PLC	07/2026	40.00	27,832	7	1,260
	07/2026	35.00	91,448	23	115
Electronic Arts, Inc.	06/2026	200.00	322,752	16	1,040
KalVista Pharmaceuticals, Inc.	09/2026	17.50	21,496	8	0
	09/2026	20.00	204,212	76	0
Organon & Co.	12/2026	11.00	122,728	92	920
Soleno Therapeutics, Inc.	06/2026	45.00	—	34	0
State Street SPDR S&P 500 ETF Trust	06/2026	700.00	1,891,200	25	1,975
	06/2026	720.00	756,480	10	1,610
Warner Bros Discovery, Inc.	09/2026	22.00	245,791	91	3,731
TOTAL PUT OPTIONS PURCHASED (Cost $64,218)					10,651
Call Option Purchased - 0.00%(g)
Banco Santander SA	06/2026	14.00	17,472	14	0
TOTAL CALL OPTIONS PURCHASED (Cost $532)					0
TOTAL PURCHASED OPTIONS (Cost $64,750)					10,651
Yield		Shares		Value
SHORT-TERM INVESTMENTS - 11.06%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	3.548%(h	)	677,791	$677,791
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.677%(h	)	677,790	677,790
				1,355,581
TOTAL SHORT-TERM INVESTMENTS (Cost $1,355,581)				1,355,581
Total Investments - 100.53% (Cost $12,204,259)				12,316,874

See Notes to Financial Statements.

Annual Report | May 31, 2026

AltShares Event-Driven ETF
Portfolio of Investments (continued)

May 31, 2026

Yield	Shares	Value
Liabilities in Excess of Other Assets - (0.53)%(i)		$(64,696)
NET ASSETS - 100.00%		$12,252,178

Portfolio Footnotes

(a)
Non-income-producing security.
(b)
Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At May 31, 2026, the aggregate fair market value of those securities was $2,276,148, representing 18.58% of net assets.
(c)
Underlying security for a written/purchased call/put option.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, these securities had a total value of $439,333 or 3.59% of net assets.
(e)
Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,552 or 0.12% of net assets.
Restricted Security	Acquisition Date	Acquisition Cost
Apellis Pharmaceuticals, Inc., CVR, Expires 12/31/2031	05/13/2026	$96
Arcellx, Inc., CVR, Expires 12/31/2029	04/29/2026	176
Avadel Pharmaceuticals PLC CVR, Expires 12/31/2028	02/13/2026	7,694
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	740
Contra Abiomed, Inc. CVR, Expires 12/31/2029	12/21/2022	204
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	01/09/2023	892
Contra Metsera, Inc. CVR, Expires 12/31/2031	11/14/2025	995
Hologic, Inc., CVR, Expires 2/7/2028	04/08/2026	74
TreeHouse Foods, Inc. CVR, Expires 2/11/2033	02/11/2026	2,868
Total		$13,739
(f)
Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of May 31, 2026, the total fair market value of these securities was $14,552, representing 0.12% of net assets.
(g)
Less than 0.005% of net assets.
(h)
Rate shown is the 7-day effective yield as of May 31, 2026.
(i)
Includes cash held as collateral for short sales.
SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (12.42%)
COMMON STOCKS SOLD SHORT - (5.94%)
Computers & Computer Services - (0.02%)
Rapid7, Inc.	(247)	$(2,070)
Electric - (1.04%)
NextEra Energy, Inc.	(1,459)	(126,948)
Healthcare - Products - (0.40%)
Boston Scientific Corp.	(1,017)	(49,131)
Investment Company Security - (0.07%)
Gladstone Capital Corp.	(428)	(8,290)
Media - (0.03%)
iHeartMedia, Inc., Class A	(727)	(3,133)
Real Estate Investment Trusts - (1.83%)
Public Storage	(740)	(224,731)
Retail - (0.87%)
QXO, Inc.	(6,199)	(106,933)
Semiconductors - (1.68%)
Advanced Micro Devices, Inc.	(400)	(206,440)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $775,011)		$(727,676)

See Notes to Financial Statements.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Event-Driven ETF
Portfolio of Investments (continued)

May 31, 2026

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
SECURITIES SOLD SHORT - (12.42%) (Continued)
EXCHANGE-TRADED FUNDS SOLD SHORT - (6.48%)
Equity Funds Sold Short - (6.48%)
State Street SPDR S&P 500 ETF Trust	(1,050)	$(794,304)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $741,037)		(794,304)
TOTAL SECURITIES SOLD SHORT (Proceeds $1,516,048)		$(1,521,980)
WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
EchoStar Corp.	06/2026	$110.00		$(25,838) (2)	$(4,260)
	06/2026	130.00		(25,838) (2)	(2,030)
TOTAL WRITTEN CALL OPTIONS (Premiums received $4,833)					$(6,290)
Written Put Options
Advanced Micro Devices, Inc.	06/2026	470.00		(51,610) (1)	(510)
	06/2026	460.00		(51,610) (1)	(391)
	06/2026	480.00		(51,610) (1)	(730)
	06/2026	490.00		(51,610) (1)	(987)
EchoStar Corp.	06/2026	110.00		(25,838) (2)	(630)
State Street SPDR S&P 500 ETF Trust	06/2026	670.00	(1,891,200)	(25)	(975)
TOTAL WRITTEN PUT OPTIONS (Premiums received $25,373)					(4,223)
TOTAL WRITTEN OPTIONS (Premiums received $30,206)					$(10,513)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received		Market Value		Notional Amount	Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Bayer AG	Paid 1 Month-Federal Rate Plus 50bps (4.120%)	10/23/2026	$—		$—		$20,700	USD	46,057	$20,700
Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received		Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.220%)	10/02/2026	$—		$—		$(42,965)	USD	389,792	$(42,965)

See Notes to Financial Statements.

Annual Report | May 31, 2026

AltShares Event-Driven ETF
Portfolio of Investments (continued)

May 31, 2026

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation
CAD	14,730	USD	10,644	Morgan Stanley & Co.	06/15/2026	$47
USD	184,603	CAD	251,060	Morgan Stanley & Co.	06/15/2026	2,390
						$2,437
Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
CAD	117,050	USD	85,779	Morgan Stanley & Co.	06/15/2026	$(826)
USD	28,986	CAD	40,120	Morgan Stanley & Co.	06/15/2026	(132)
EUR	80,540	USD	95,291	Morgan Stanley & Co.	06/15/2026	(1,295)
USD	92,889	EUR	80,540	Morgan Stanley & Co.	06/15/2026	(1,108)
GBP	4,500	USD	6,071	Morgan Stanley & Co.	06/15/2026	(11)
USD	278,721	GBP	208,600	Morgan Stanley & Co.	06/15/2026	(2,194)
						$(5,566)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	90.11%
Jersey	4.64%
United Kingdom	3.16%
Canada	1.39%
Germany	1.16%
Ireland	0.07%
Liabilities in Excess of Other Assets	(0.53)%
100.00%
(a)
These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

PLC - Public Limited Company

REIT -Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

See Notes to Financial Statements.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Event-Driven ETF
Portfolio of Investments (continued)

May 31, 2026

The following table summarizes AltShares Event-Driven ETF’s investments and derivative financial instruments categorized in the fair value hierarchy as of May 31, 2026:

Investments in Securities at Fair Value*	Level 1	Level 2		Level 3	Total
Assets
Common Stocks**	$9,978,907	$—	$—	$9,978,907
Corporate Bonds**	—	819,094	—	819,094
Convertible Corporate Bonds**	—	138,089	—	138,089
Rights	—	—	14,552	14,552
Purchased Options	10,651	—	—	10,651
Short-Term Investments	1,355,581	—	—	1,355,581
TOTAL	$11,345,139	$957,183	$14,552	$12,316,874
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,437	$—	$2,437
Equity Swaps	20,700	—	—	20,700
Liabilities
Common Stocks**	(727,676)	—	—	(727,676)
Exchange-Traded Funds**	(794,304)	—	—	(794,304)
Written Options	(10,513)	—	—	(10,513)
Forward Foreign Currency Exchange Contracts	—	(5,566)	—	(5,566)
Equity Swaps	(42,965)	—	—	(42,965)
TOTAL	$(1,554,758)	$(3,129)	$—	$(1,557,887)
*
Refer to Note 2 where leveling hierarchy is defined.
**
Refer to Portfolio of Investments for sector information.
***
Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May 31, 2026:

Investments in Securities	Balance as of May 31, 2025	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2026	Net change in Unrealized Appreciation (Depreciation) from investments still held as of May 31, 2026
Rights	$4,768		$4,435	$(164)	$11,903		$6,390	$—	$—	$14,552	$308
Total	$4,768		$4,435	$(164)	$11,903		$6,390	$—	$—	$14,552	$308

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of May 31, 2026:

Investments in Securities	Fair Value at May 31, 2026	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Rights	$14,552		Discounted, probability adjusted value, Broker Quote	Discount Rate, Probability, Broker Quote	10%, $1.60, 0 - 56.18%	10%, $1.60, 46.96%

See Notes to Financial Statements.

Annual Report | May 31, 2026

Statements of Assets and Liabilities

May 31, 2026

AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
ASSETS
Investments:
At cost of investments	$102,018,790	$12,204,259
At fair value of investments (Note 2)	102,762,702	12,316,874
Cash denominated in foreign currency (Cost $4,208 and $0)	4,206	—
Deposits with brokers for securities sold short (Note 2)	16,072,643	1,529,290
Receivable for investment securities sold	549,898	65,326
Unrealized appreciation on forward foreign currency exchange contracts (Note 9)	134,816	2,437
Unrealized appreciation on swap contracts	7,815	20,700
Dividends and interest receivable	109,546	35,286
Total Assets	119,641,626	13,969,913
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $15,055,102 and $1,516,048)	15,751,428	1,521,980
Written options, at value (Note 2) (premiums received $0 and $30,206)	—	10,513
Payable for investment securities purchased	237,500	123,746
Unrealized depreciation on forward foreign currency exchange contracts (Note 9)	119,633	5,566
Unrealized depreciation on swap contracts	378,850	42,965
Payable to Adviser (Note 5)	54,317	12,965
Dividends payable on securities sold short	14,176	—
Total Liabilities	16,555,904	1,717,735
NET ASSETS	$103,085,722	$12,252,178
NET ASSETS CONSIST OF:
Paid-in capital	$103,924,562	$11,727,060
Distributable earnings (accumulated losses)	(838,840)	525,118
NET ASSETS	$103,085,722	$12,252,178
PRICING OF SHARES:
Net assets	$103,085,722	$12,252,178
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,494,000	1,029,320
Net asset value per share	$29.50	$11.90

See Notes to Financial Statements.

www.altsharesetfs.com | 1‑855‑955‑1607

Statements of Operations

For the Year Ended May 31, 2026

AltShares Merger Arbitrage ETF	AltShares Event-Driven ETF
INVESTMENT INCOME
Dividend income	$1,097,659	$84,913
Foreign taxes withheld on dividends	(15,209)	94
Interest income	—	63,623
Rebates on short sales, net of fees	390,296	17,097
Total Investment Income	1,472,746	165,727
EXPENSES
Investment advisory fees (Note 5)	719,688	109,915
Dividend expense	59,179	582
Total Expenses	778,867	110,497
Fees waived or reimbursed by the Adviser (Note 5)	(150,852)	—
Net Expenses	628,015	110,497
NET INVESTMENT INCOME	844,731	55,230
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	5,543,243	763,252
Purchased option contracts	—	(29,977)
Swap contracts	(1,924,906)	31,025
Securities sold short	948,041	(25,838)
Written option contracts	—	47,114
Forward currency contracts	(302,435)	(2,712)
Foreign currency translations (Note 9)	(22,595)	191
Net change in unrealized appreciation (depreciation) on:
Investments	22,062	164,822
Securities sold short	(696,820)	(10,801)
Foreign currency translations (Note 9)	(12,964)	(26)
Purchased option contracts	—	(46,775)
Written option contracts	—	33,844
Swap contracts	(569,692)	(105,227)
Forward currency contracts	627,010	8,018
NET REALIZED AND UNREALIZED GAIN/(LOSS)	3,610,944	826,910
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,455,675	$882,140

See Notes to Financial Statements.

Annual Report | May 31, 2026

Statements of Changes in Net Assets
	AltShares Merger Arbitrage ETF		AltShares Event-Driven ETF
Year Ended May 31, 2026		Year Ended May 31, 2025	Year Ended May 31, 2026	Year Ended May 31, 2025
FROM OPERATIONS
Net investment income	$844,731	$654,705	$55,230	$33,540
Net realized gains (losses) from:
Investments	5,543,243	4,451,333	763,252	340,129
Purchased option contracts	—	—	(29,977)	(24,824)
Swap contracts	(1,924,906)	(898,504)	31,025	(25,155)
Securities sold short	948,041	123,906	(25,838)	6,580
Written option contracts	—	—	47,114	38,257
Forward currency contracts	(302,435)	60,945	(2,712)	3,882
Foreign currency translations	(22,595)	269	191	(2,760)
Net change in unrealized appreciation (depreciation) on:
Investments	22,062	836,726	164,822	189,889
Securities sold short	(696,820)	90,483	(10,801)	4,314
Foreign currency translations	(12,964)	13,481	(26)	39
Purchased option contracts	—	—	(46,775)	(6,206)
Written option contracts	—	—	33,844	(14,699)
Swap contracts	(569,692)	(74,636)	(105,227)	99,634
Forward currency contracts	627,010	(668,668)	8,018	(12,171)
Net increase in net assets resulting from operations	4,455,675	4,590,040	882,140	630,449
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(425,470)	(897,830)	(468,349)	(34,793)
Decrease in net assets from distributions to shareholders	(425,470)	(897,830)	(468,349)	(34,793)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 8):
Proceeds from shares sold	61,642,137	54,556,586	8,230,613	1,006,826
Payments for shares redeemed	(49,244,915)	(42,719,975)	(1,627,115)	(892,462)
Net increase (decrease) in net assets from capital share transactions	12,397,222	11,836,611	6,603,498	114,364
TOTAL INCREASE IN NET ASSETS	16,427,427	15,528,821	7,017,289	710,020
NET ASSETS
Beginning of year	86,658,295	71,129,474	5,234,889	4,524,869
End of year	$103,085,722	$86,658,295	$12,252,178	$5,234,889

See Notes to Financial Statements.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Merger Arbitrage ETF
Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2026	2025	2024		2023		2022
Net asset value, beginning of period	$28.28	$26.90	$24.85	$26.12	$25.81
Income (loss) from investment operations
Net investment income (loss)(a)	0.26	0.24	0.36	0.15	(0.01)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.09	1.45	1.69	(0.34)	0.32
Total from investment operations	1.35	1.69	2.05	(0.19)	0.31
Less distributions
From net investment income	(0.13)	(0.31)	—	(1.08)	—
Total distributions	(0.13)	(0.31)	—	(1.08)	—
Net asset value, end of period	$29.50	$28.28	$26.90	$24.85	$26.12
Total return(b)	4.77%	6.32%	8.25%	(0.88)%	1.20%
Net assets, end of period (in 000s)	$103,086	$86,658	$71,129	$59,245	$78,216
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(c)(d)	0.81%	0.75%	0.83%	0.76%	0.76%
Net expenses after advisory fees waived and expenses reimbursed(c)(d)(e)	0.65%	0.55%	0.63%	0.56%	0.60	%(f)
Net investment income (loss)	0.88%	0.85%	1.37%	0.56%	(0.02)%
Portfolio turnover rate	399%	431%	550%	449%	414%
(a)
Per share amounts were calculated using average shares outstanding for the year.
(b)
Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)
Dividend expense totaled 0.06%, 0.00%, 0.08%, 0.01% and 0.01% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023, 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(d)
See Note 5 for a discussion of waiver details.
(e)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 0.59%, 0.55%, 0.55%, 0.55% and 0.59% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(f)
Reflects the Adviser’s contractual advisory fee limit.

See Notes to Financial Statements.

Annual Report | May 31, 2026

AltShares Event-Driven ETF
Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2026		2025	2024		2023	2022(a)
Net asset value, beginning of period	$11.15		$9.85	$9.26	$9.64	$13.27
Income (loss) from investment operations
Net investment income (loss)(b)	0.07		0.07	0.04	0.03	(0.02)
Net realized and unrealized gains (losses) on investments and foreign currencies	1.23	(c)	1.31	0.61	(0.18)	(1.20)
Total from investment operations	1.30		1.38	0.65	(0.15)	(1.22)
Less distributions
From net investment income	(0.05)		(0.07)	(0.06)	(0.01)	—
From net realized gains	(0.50)		(0.01)	—	(0.22)	(2.41)
Total distributions	(0.55)		(0.08)	(0.06)	(0.23)	(2.41)
Net asset value, end of period	$11.90		$11.15	$9.85	$9.26	$9.64
Total return(d)	11.85	%(c)	14.01%	7.01%	(1.47)%	(10.57)%
Net assets, end of period (in 000s)	$12,252		$5,235	$4,525	$2,772	$2,789
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.26%		1.31%	1.30%	1.28%	3.20%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	1.26%		1.31%	1.30%	1.28%	1.52%
Net investment income (loss)	0.63%		0.69%	0.41%	0.31%	(0.20)%
Portfolio turnover rate	381%		480%	407%	400%	231%
(a)
The Fund has adopted the performance history and assumed the financial information of its Predecessor Mutual Fund, the Water Island Long/Short Fund – Class I. The financial information shown is for the Predecessor Mutual Fund for the periods prior to September 20, 2021, the inception date of the Fund. (Note 1)
(b)
Per share amounts were calculated using average shares outstanding for the year.
(c)
The Adviser has reimbursed the Fund $1,125 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)
Dividend expense totaled 0.01%, 0.05%, 0.05%, 0.03% and 0.17% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.00% and 0.11% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.
(f)
Excluding dividend and interest expenses, the Fund’s net expenses after advisory fees waived and expenses reimbursed would have been 1.25%, 1.26%, 1.25%, 1.25% and 1.24% of average net assets for the years ended May 31, 2026, 2025, 2024, 2023 and 2022, respectively.

See Notes to Financial Statements.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Trust ETF Funds
Notes to Financial Statements

May 31, 2026

1. ORGANIZATION

The AltShares Trust (the “Trust”) is a Delaware statutory trust which was organized on June 6, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The two series presently authorized are the AltShares Merger Arbitrage ETF (the “Merger Arbitrage ETF”) and the AltShares Event-Driven ETF (the “Event-Driven ETF”), each a “Fund” and collectively the “Funds.” The Merger Arbitrage ETF commenced operations on May 7, 2020. The investment objective of the Merger Arbitrage ETF is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the “Underlying Index”). The Event-Driven ETF commenced operations on September 20, 2021. The investment objective of the Event-Driven ETF is to seek to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market. The Event-Driven ETF is the successor fund to the Water Island Long/Short Fund (the “Predecessor Mutual Fund”) an open-end mutual fund (incepted December 31, 2014) that was a series of The Arbitrage Funds, a registered investment company advised by Water Island Capital, LLC. Effective as of the close of business on September 17, 2021, the Event-Driven ETF acquired the assets and assumed the liabilities, obligations, and the performance, financial, and other historical information of the Predecessor Mutual Fund. Historical information presented for the Event-Driven ETF for periods prior to September 20, 2021 is based on Class I of the Predecessor Mutual Fund. Water Island Capital, LLC acts as the Funds’ investment adviser (the “Adviser”). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions, subject to the authority of and supervision by the Trust’s Board of Trustees (the “Board”). The Adviser continuously reviews, supervises, and administers the Funds’ investment programs. The Funds, together with the series of The Arbitrage Funds, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Each Fund is a non-diversified exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Merger Arbitrage ETF is passively managed and the Event-Driven ETF is actively managed. Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Market price for the shares may be different from the net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Funds’ distributor. Most retail investors do not qualify as Authorized Participants to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. A purchase (i.e., creation) or redemption transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units. The standard fixed creation transaction fee for each Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with such cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern standard time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company’s respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced similar to common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security’s primary exchange and the time the Funds calculate the NAV, the Funds may fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. When there is no bid price available, put and call options will typically be valued at zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Annual Report | May 31, 2026

AltShares Trust ETF Funds
Notes to Financial Statements (continued)

May 31, 2026

Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing services, if available. Evaluated bids are market-based measurements that represent the third-party pricing service’s good faith opinion as to what the holder would receive in an orderly transaction (typically in an institutional round lot position) under current market conditions. The third-party pricing services may use a variety of inputs in arriving at an evaluated bid price, including actual market transactions, quotations from dealers and trading systems, or other inputs and methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Single name swap agreements are valued using a market-based price based on the underlying terms of the agreement obtained from a third-party pricing service or broker-dealer. Other swap agreements (such as baskets of securities) are valued based on the terms of the swap agreement as provided by an independent third party. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund’s valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security’s primary pricing source is not able or willing to provide a price. Common methods of fair valuation include the purchase price of a security or the terms of a deal that has closed. For non-routine fair valuations, the Adviser considers various factors in determining the fair value of a portfolio security or asset, such as fundamental business data relating to the issuer, borrower, or counterparty; the type, size, and cost of the investment; information regarding any transactions in or offers for the investment; the price and extent of public trading in other securities of the issuer or comparable companies; coupon payments, yield or cash flow data; business prospects of the issuer, borrower, or counterparty or of the industry of the issuer, borrower, or counterparty; or other relevant factors including, but not limited to, deal value. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 —
Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended May 31, 2026, there were no significant changes to the Funds’ fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in the Funds’ Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. The Funds may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statements of Assets and Liabilities as ‘Deposits with brokers for securities sold short’. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated tri-party account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as ‘Segregated cash for collateral’ in the Statements of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Trust ETF Funds
Notes to Financial Statements (continued)

May 31, 2026

Each Fund may enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of its exposure to various foreign currencies.

Risk of Investing in Derivatives — In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent the Funds invest in securities of small and medium capitalization companies, they may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market or otherwise close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Tracking Error Risk — As a passively managed Fund, the Merger Arbitrage ETF seeks to track the performance of its respective Underlying Index, although it may not be successful in doing so. The divergence between the performance of the Fund and the Underlying Index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Shares of the Funds May Trade at Prices Other Than NAV — Shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Funds will approximate the Funds’ NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the Funds in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of Fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.

Please refer to each Fund’s prospectus for a more complete description of the principal risks of investing in the Funds.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at May 31, 2026 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2026, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights — The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights to adjust risk and return of their overall investment positions. Risks associated with the use of warrants and rights arise from the potential inability to enter into trading transactions because of an illiquid secondary market and from unexpected movements in security values. Warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than other types of derivatives. In addition, the terms of warrants or rights may limit the Funds’ ability to exercise the warrants or rights

Annual Report | May 31, 2026

AltShares Trust ETF Funds
Notes to Financial Statements (continued)

May 31, 2026

at such times and in such quantities as the Funds would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants and rights held by the Funds at May 31, 2026 are disclosed in the Portfolio of Investments.

Swaps — The Funds may enter into swap agreements, in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Funds than if the Funds had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP.

Swap agreements are contracts in which one party agrees to make either periodic payments or a net payment upon termination based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Swap agreements may effectively add leverage to the Funds’ portfolio because, in addition to its total net assets, the Funds would be subject to investment exposure on the notional amount of the swap. Swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the Federal Funds Rate, is spread to reflect the non-balance sheet nature of the product. Swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with swaps. Swap agreements entail the risk that a party will default on its payment obligations to the Funds thereunder. Swap agreements also entail the risk that the Funds will not be able to meet their obligation to the counterparty. Generally, the Funds will enter into swaps on a net basis (i.e., the two payment streams are netted out with the Funds receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Funds’ current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Funds’ current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Funds). Any net amount accrued but not yet paid to the Funds by the counterparty under a swap agreement (i.e., the Funds’ current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Funds. The Funds’ maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract.

Whether the Funds’ use of swap agreements will be successful in furthering their investment objectives will depend on the Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, the Funds that have entered into centrally cleared swaps are subject to the risk of the failure of the CCP. The Funds will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds’ repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit the Funds’ ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by the Funds and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at May 31, 2026 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2026, the Funds entered into swap agreements to invest outside the U.S. more efficiently and to hedge positions within the U.S.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Trust ETF Funds
Notes to Financial Statements (continued)

May 31, 2026

Fair Value and Activity of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statements of Assets and Liabilities. The fair value of derivative instruments for the Funds as of May 31, 2026, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on			Unrealized depreciation on
		forward foreign currency		forward foreign currency
		exchange contracts	$134,816	exchange contracts	$119,633
Equity Contracts (swap contracts)	Unrealized appreciation on			Unrealized depreciation on
		swap contracts	7,815	swap contracts	378,850
			$142,631		$498,483

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on			Unrealized depreciation on
		forward foreign currency			forward foreign currency
		exchange contracts	$2,437		exchange contracts	$5,566
Equity Contracts (swap contracts)	Unrealized appreciation on			Unrealized depreciation on
		swap contracts	20,700		swap contracts	42,965
Equity Contracts (purchased option contracts)	Investments: at fair value of
		unaffiliated investments	10,651
Equity Contracts (written option contracts)				Written options, at value		10,513
			$33,788			$59,044

The effect of derivative instruments on the Funds’ Statements of Operations for the year ended May 31, 2026, was as follows:

Merger Arbitrage ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from:
	Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts		$(302,435)	$627,010
Swap Contracts	Net realized gains (losses) from:
	Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts		(1,924,906)	(569,692)
			$(2,227,341)	$57,318

Event-Driven ETF

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from:
	Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts		$(2,712)	$8,018
Swap Contracts	Net realized gains (losses) from:
	Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts		31,025	(105,227)
Equity Contracts (purchased option contracts)	Net realized gains (losses) from:
	Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts		(29,977)	(46,775)
Equity Contracts (written option contracts)	Net realized gains (losses) from:
	Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts		47,114	33,844
			$45,450	$(110,140)

Annual Report | May 31, 2026

AltShares Trust ETF Funds
Notes to Financial Statements (continued)

May 31, 2026

Volume of derivative instruments held by the Funds during the year ended May 31, 2026, was as follows:

Merger Arbitrage ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$12,876,554
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(12,645,701)

Event-Driven ETF

Derivative Type	Unit of Measurement	Monthly Average
Swap Contracts	Notional Quantity	$1,375,471
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(326,827)
Purchased Option Contracts	Contracts	136
Written Option Contracts	Contracts	(58)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2026. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2026:

Merger Arbitrage ETF

	Gross		Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$7,815	$—	$7,815	$(7,815)	$—		$—
Total	$7,815	$—	$7,815	$(7,815)	$—		$—
	Gross		Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$378,850	$—	$378,850	$(7,815)	$—	$371,035
Total	$378,850	$—	$378,850	$(7,815)	$—	$371,035

Event-Driven ETF

	Gross		Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$20,700	$—	$20,700	$(20,700)	$—		$—
Total	$20,700	$—	$20,700	$(20,700)	$—		$—
	Gross		Gross Amounts Offset in the	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Liabilities	Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Equity Swaps	$42,965	$—	$42,965	$(20,700)	$—	$22,265
Total	$42,965	$—	$42,965	$(20,700)	$—	$22,265

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, if any, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Distributions from real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not

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AltShares Trust ETF Funds
Notes to Financial Statements (continued)

May 31, 2026

known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Funds.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of May 31, 2026, cash held by the Funds represented cash held at a third-party custodian.

Federal Income Tax — It is the Funds’ policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the year ended May 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the year ended May 31, 2026. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the year ended May 31, 2026, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

Merger Arbitrage ETF		Event-Driven ETF
Purchases	$390,574,691		$33,107,114
Sales and Maturities	356,035,629		31,770,575

4. IN-KIND TRANSACTIONS

The consideration for the purchase of Creation Units of the Funds often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities held in each Fund’s investment portfolio and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the Funds that will offset the transaction costs to the Funds of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the Funds. From time to time, the Adviser may cover the cost of any transaction fees when believed to be in the best interests of the Funds.

The in-kind transaction activity for the year ended May 31, 2026 was $54,153,526 and $6,806,712 of in-kind purchases of securities and $47,348,963 and $1,601,445 of in-kind sales of securities for the Merger Arbitrage ETF and Event-Driven ETF, respectively. The realized gain (loss) for the year ended May 31, 2026 of in-kind sales of securities was $4,051,970 and $(1,307) for the Merger Arbitrage ETF and Event-Driven ETF, respectively.

5. ADVISORY FEES

Investment Advisory Agreement

The Funds’ investments are managed by the Adviser according to the terms of Investment Advisory Agreement. Under the Investment Advisory Agreement between the Adviser and the Funds, each Fund pays the Adviser an annual advisory fee based on its average daily net assets for the services and facilities the Adviser provides, payable at the annual rates set forth below:

Fund	Advisory Fee
Merger Arbitrage ETF	0.75%
Event-Driven ETF	1.25%

The Adviser agrees to pay all expenses of the Trust, except for the (i) the compensation payable to the Adviser under the Investment Advisory Agreement, (ii) payments under a Fund’s Rule 12b‑1 plan, if applicable, (iii) brokerage and similar portfolio management expenses, (iv) acquired fund fees and expenses, (v) liquidation or termination expenses, (vi) taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes), (vii) interest (including borrowing costs and dividend interest expenses on securities sold short), (viii) any securities-lending related fees and expenses, and (ix) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be party and indemnification of the trustees and officers with respect thereto).

The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses of the Merger Arbitrage ETF in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. Effective September 30, 2022, the Adviser voluntarily agreed to reduce the advisory fee for the Merger Arbitrage ETF to 0.55% of the Fund’s average daily net assets when the Fund’s assets are under $100 million, and to reduce the advisory fee to 0.65% of the Fund’s average daily net assets when the Fund’s assets are $100 million or more but less than $200 million. Under the voluntary agreement, no waiver will apply once the Fund’s net assets reach $200 million. This voluntary arrangement may be eliminated by the Adviser at any time.

Annual Report | May 31, 2026

AltShares Trust ETF Funds
Notes to Financial Statements (continued)

May 31, 2026

The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty by the Board or by a majority of the outstanding Shares on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice to the Funds. The Advisory Agreement automatically terminates if it is assigned.

6. ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR

State Street Bank and Trust Company (“State Street”) serves as Administrator for the Trust pursuant to an administration agreement (“Administration Agreement”). Under the Administration Agreement, State Street is responsible for certain administrative services associated with day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”). As Custodian, State Street holds the Funds’ assets and, as Fund Accounting Agent, calculates the net asset value of the Funds. State Street acts as a transfer agent for the Funds’ authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly to State Street by the Adviser.

Foreside Financial Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement. The Adviser has agreed to compensate the Distributor to the extent that the Funds are not authorized to so compensate the Distributor.

7. RELATED PARTIES

As of May 31, 2026, the officers of the Trust were also employees of the Adviser and received no compensation from the Trust.

8. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Year Ended May 31, 2026	Year Ended May 31, 2025
Merger Arbitrage ETF	Shares	Value	Shares	Value
Proceeds from shares sold	2,130,000	$61,642,137	1,950,000	$54,556,586
Payments for shares redeemed	(1,700,000)	(49,244,915)	(1,530,000)	(42,719,975)
Net increase	430,000	$12,397,222	420,000	$11,836,611
	Year Ended May 31, 2026		Year Ended May 31, 2025
Event-Driven ETF	Shares	Value	Shares	Value
Proceeds from shares sold	700,000	$8,230,613	90,000	$1,006,826
Payments for shares redeemed	(140,000)	(1,627,115)	(80,000)	(892,462)
Net increase	560,000	$6,603,498	10,000	$114,364

9. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

10. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund’s intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

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AltShares Trust ETF Funds
Notes to Financial Statements (continued)

May 31, 2026

Permanent differences between the Funds’ financial statements and income tax reporting requirements are primarily attributable to utilization of earnings and profits on shareholder redemptions, prior year true-up adjustments, and redemptions in kind. These have no effect on the Funds’ net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Merger Arbitrage ETF	$(3,976,984)		$3,976,984
Event-Driven ETF	(75,069)		75,069

The tax character of dividends and distributions declared and paid during the years ended May 31, 2026 and May 31, 2025 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Merger Arbitrage ETF	5/31/2026	$425,470	$—		$425,470
	5/31/2025		897,830	—		897,830
Event-Driven ETF	5/31/2026	$428,683	$39,666		$468,349
	5/31/2025		34,793	—		34,793
*
The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2026, the components of distributable earnings on a tax basis were as follows:

Merger Arbitrage ETF	Event-Driven ETF
Undistributed ordinary income	$429,195	$489,241
Accumulated capital gains/losses	—	—
Unrealized appreciation/(depreciation)	(1,008,776)	74,607
Capital loss carryover and Post October loss deferrals	(259,142)	(3,997)
Other Temporary Differences	(117)	(34,733)
Total distributable earnings (accumulated loss)	$(838,840)	$525,118

As of May 31, 2026, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Merger Arbitrage ETF	$1,707,536	$(2,716,312)	$(1,008,776)	$103,771,478
Event-Driven ETF	295,293	(224,684)	74,606	12,242,268

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to wash sales, straddle loss deferrals, premium amortization, constructive sales adjustment, swaps (payables)receivables, and forward contracts mark to market.

Capital Losses

As of May 31, 2026, the Merger Arbitrage ETF and the Event-Driven ETF had deferred capital loss carryforwards of $(259,142) and $0, respectively, which may reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Merger Arbitrage ETF and the Event-Driven ETF utilized $731,939 and $0, respectively, of capital loss carryforwards during the year ended May 31, 2026.

Late Year Losses

Under current tax rules, regulated investment companies can elect to treat certain late year ordinary losses incurred and post October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Event-Driven ETF elected to defer Post October Capital Loss of $(3,997) for the year ending May 31, 2026.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires public business entities to disclose additional categories in the annual rate reconciliation and disaggregated information about income taxes paid. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and the Funds adopted the standard for the fiscal year ended May 31, 2026. The adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements or related disclosures.

13. OPERATING SEGMENTS

The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023‑07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial positions or results of operations. Each Fund operates as a single operating segment, which is an investment portfolio. The Adviser’s Co-Chief Investment Officers together serve as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Annual Report | May 31, 2026

AltShares Trust ETF Funds
Notes to Financial Statements (continued)

May 31, 2026

14. SUBSEQUENT EVENTS

The Board has approved an Agreement and Plan of Reorganization and Termination, which provides for the reorganization of each Fund into a substantially identical, newly created Fund (“Acquiring Fund”) that is a series of The Arbitrage Funds (each, a “Reorganization,” and collectively, the “Reorganizations”). Shareholders of each Fund will become shareholders of the corresponding Acquiring Fund, receiving shares of equal net asset value as of the closing date. Each Acquiring Fund will have the same name, investment objective, policies, strategies, risk profiles, and Adviser, and is expected to have the same fees and expenses, as its corresponding Fund. The Reorganizations do not require shareholder approval but are subject to the satisfaction of certain conditions. If the closing conditions are satisfied, the Reorganizations are expected to occur on or about September 25, 2026.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
AltShares Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AltShares Trust comprising AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF (the “Funds”) as of May 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended May 31, 2024, and prior, were audited by other auditors whose report dated July 30, 2024, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 28, 2026

Annual Report | May 31, 2026

AltShares Trust ETF Funds
Other Information

May 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

Not applicable.

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Each Board member serves as a Board member of each Fund within AltShares Trust. The Board members are not compensated directly by the Funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by each Fund.

Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)

As required under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of AltShares Trust (the “Trust”), which is comprised of AltShares Merger Arbitrage ETF and AltShares Event-Driven ETF (each, a “Fund” and, collectively, the “Funds”), determines annually whether to continue each Fund’s investment advisory agreement with Water Island Capital, LLC, the investment adviser to each Fund (the “Adviser”). In considering the renewal of the agreements, the Board, including a majority of those Trustees who are not “interested persons” of the Funds (the “Independent Trustees”), as defined in the 1940 Act, met with representatives of the Adviser on May 14, 2026 and May 19, 2026 and in separate executive sessions in advance of and at the May 19, 2026 meeting (collectively, the “Meetings”) and approved the continuation of the agreements after concluding that the continuation of the agreements was in the best interests of each Fund and its shareholders.

The Board requested and received materials relating to the agreements in advance of the Meetings. Among other things, the Board considered expense and performance comparisons with other funds in each Fund’s peer group as determined by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of fund industry data. The Board also considered additional substantial material prepared by the Funds’ management, which generally included information including each Fund’s average net assets; management fee and expense ratio; investment performance and risk metrics; information about services provided by the Adviser and profitability information. The Board also considered that it had reviewed the Funds’ performance and other information requested by the Independent Trustees and provided by the Adviser and other service providers at the Meetings and throughout the year. In reviewing the agreements, the Board considered that the evaluation process with respect to the Adviser is an ongoing one and, in this regard, noted that it would continue to consider information at each regularly scheduled meeting regarding, among other matters, the services provided by the Adviser to the Funds.

In evaluating the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including, among other matters: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of the Funds; (3) the costs of the services provided and the Adviser’s profitability with respect to its services to the Funds; (4) the extent to which economies of scale could be realized by the Adviser as each Fund grows and whether fee levels enable Fund shareholders to share in the benefits of potential economies of scale, if any; and (5) other benefits derived by the Adviser from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreement with respect to each Fund, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. In connection with its deliberations, the Board considered information provided by the Adviser throughout the year at regular Board meetings and between Board meetings, presentations from portfolio managers, as well as information furnished at or in advance of the Meetings.

Nature, Extent, and Quality of Services

Based on the written and oral reports received by the Board prior to and at the Meetings, including in executive session, the Board considered the nature, quality, and extent of the services provided by the Adviser under the advisory agreements. The Board also noted information received at regular meetings and at other times throughout the year related to the services rendered by the Adviser. The Trustees further noted their familiarity with the Adviser prior to the inception of the Funds based on their service as board members of a separate registered, open-end management investment company sponsored and advised by the Adviser.

The Board reviewed information regarding the overall organization and business functions of the Adviser, and considered the background and experience of the Adviser’s senior management and the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds and the extent of the resources devoted to each Fund’s investment program. The Board also considered that the Adviser provides a number of additional services to each Fund, including oversight of Fund service providers, duties with respect to the Funds’ valuations, and operation of the Funds’ compliance program. The Board considered the steps that the Adviser had taken during the past year to improve performance, including, without limitation, enhancements in technology, and the Adviser’s focus on evaluating risk and performance for the Funds. The Board also received and considered available information about the nature, extent and quality of services and fee rates offered to other clients of the Adviser for advisory services. In this regard, the Board noted that the AltShares Merger Arbitrage ETF uses a passively managed, rules-based investment approach and that there are no other accounts managed by the Adviser with a passive investment strategy. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new funds and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to the Funds.

The Board also considered the Adviser’s proposal to reorganize each Fund, each a series of AltShares Trust, by merging each Fund into a corresponding newly-created exchange traded fund organized as a series of The Arbitrage Funds, another trust advised by the Adviser, in order to achieve certain operational and administrative efficiencies. The Board considered that each Fund would be reorganized into a newly-created exchange traded fund with an identical investment objective, investment strategy, and risk profile, and with the same unitary advisory fee. The Board recognized that the reorganizations were intended to combine all of the funds that are advised by the Adviser into a single, larger trust, which is expected to eliminate redundancies associated with maintaining two separate trusts for these funds and to reduce the costs of administering and operating the funds that comprise the fund complex. The Board considered that the other than operating as series of a different trust, there would be no changes to the nature or quality of services provided to the Funds and no changes to the Funds’ service providers as a result of the reorganization.

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AltShares Trust ETF Funds
Other Information (continued)

May 31, 2026 (Unaudited)

Investment Advisory Fee Rates and Expenses and Performance

The Board reviewed and considered the contractual advisory fee rate for each Fund in light of the nature, extent and quality of the advisory services provided by the Adviser. The Board received and considered information on the contractual advisory fee rate and gross and net total operating expense ratios for each Fund in comparison to those of a group of funds within the Fund’s Morningstar category selected independently by Broadridge (the “Peer Group”) as well as to a larger group of funds selected by Broadridge in the same Morningstar category (the “Category”). For each Fund, the Board considered information provided by Broadridge on the Fund’s effective advisory fee – that is, the contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Peer Group and Category assuming the other funds were similar in size to the Fund. The contractual advisory fee analysis does not take into account any fee waivers or expense reimbursements. The comparisons place a fund in various quartiles, with the first quartile being the lowest cost funds.

The performance of each Fund for the periods ended March 31, 2026, was compared to the performance of the funds within the Fund’s Peer Group as well as to a larger group of funds selected by Broadridge in the same Morningstar category, regardless of asset size (“Performance Category”). The comparisons placed each Fund in various quartiles, with the first quartile being the best performing funds. The Board also received and considered additional information provided by the Adviser on comparisons of the performance of each Fund relative to its target index, in the case of AltShares Merger Arbitrage ETF, or to its performance benchmark index, in the case of AltShares Event-Driven ETF, and to additional securities indices and funds that the Adviser deemed relevant to the Board’s considerations. The Independent Trustees also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.

In evaluating the Funds’ performance, the Board generally considered long-term performance to be more important than short-term performance and also took into account factors including general market conditions; the “style” in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Funds; and fund cash flows.

The Board received a description of Broadridge’s methodology for determining peer groups, and factored into its evaluation of each Fund’s performance, fees and expenses the limitations inherent in the methodology for constructing peer groups and determining, from year to year, which funds should be included in which peer groups, among other things. The Board recognized these inherent limitations and, taking into account commentary and information from management, also recognized that comparisons between a Fund and other funds in a peer category may not be as relevant in certain circumstances, given that in some cases a Fund may notably differ (for example, in its management techniques, product structure or relative size) when compared to other funds in the peer group. The Board considered information provided by Broadridge that each Fund’s product structure and investment focus limited the number of potential peers, and therefore the number of funds included in each Fund’s peer group was relatively small, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the analysis conducted by Broadridge provided a useful measure of comparative performance.

AltShares Merger Arbitrage ETF

AltShares Merger Arbitrage ETF’s performance was compared to that of funds comprising the Morningstar Event Driven Category. The Fund’s net total return ranked in the fourth quartile of the Performance Category and Peer Group for the one-year period, in the third and second quartiles for the Category and Peer Group, respectively, for the three-year period, and in the second quartile of the Category and Peer Group for the five-year period. The Board also received and considered information regarding the tracking error achieved by the Adviser with respect to the Fund’s performance relative to its target index, the Water Island Merger Arbitrage USD Hedged Index, as well as comparisons of the Fund’s performance to additional securities indices and funds that the Adviser deemed relevant to the Board’s considerations. The Board considered that since inception, after accounting for fees and expenses, the Fund maintained a tracking error to the target index of less than 1% and a performance dispersion of 0.30%. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the Fund. In evaluating the Fund’s performance, the Board considered that a contractual expense limitation was in effect until September 30, 2022 which limited the Fund’s advisory fee to 0.55% of the Fund’s average daily net assets, and that without this expense limitation and certain voluntary fee waivers undertaken by the Adviser, the Fund’s performance would have been lower. The Trustees recognized the Fund’s relatively short track record of investment performance.

The Fund’s effective advisory fee was in the first quartile of its Category and Peer Group, and the Fund’s net total operating expense ratio (i.e., the Fund’s total operating expenses, net of waivers/reimbursements) was in the first quartile for the Category and Peer Group. The Board noted that the Category included actively managed funds, while the Fund is passively managed; the Board further noted that the Fund’s adjusted expense ratio (i.e., expenses net of any interest or dividends on short positions) is in line with passively managed merger arbitrage ETF peers. The Board further noted that the impact of certain voluntary fee waivers undertaken by the Adviser. In light of the Fund’s current size and fee rate, the Board concluded that the fee structure was reasonable.

AltShares Event-Driven ETF

AltShares Event-Driven ETF’s performance was compared to that of funds comprising the Morningstar Event Driven Category. The Fund’s net total return ranked in the first quartile of the Performance Category and Peer Group for the one- and three-year periods, in the third quartile of the Category and Peer Group for the five-year period, and the first and second quartile of the Category and Peer Group, respectively, for the ten-year period. The Fund’s performance was also compared to the ICE BofA U.S. 3-Month Treasury Bill Index, as well as to additional securities indices and funds that the Adviser deemed relevant to the Board’s considerations. The Fund outperformed the ICE BofA U.S. 3-Month Treasury Bill Index for the one-, three-, five- and ten-year periods and since inception. Due to regulatory requirements, the Fund’s prospectus compares the Fund’s performance to the Standard & Poor’s 500® Index as a broad-based securities market index and includes the ICE BofA U.S. 3-Month Treasury Bill Index as an additional index. Taking into account the Fund’s non-correlated alternative investment strategy, the Board considered the ICE BofA U.S. 3-Month Treasury Bill Index to be a more appropriate benchmark for evaluating the Fund’s relative returns. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the Fund. The Trustees recognized that the Fund succeeded to the assets and operations of its predecessor mutual fund in a conversion transaction that closed on September 17, 2021, and therefore the Fund has a relatively shorter track record of investment performance during its operation as an exchange traded fund. The Trustees further recognized that high, double-digit returns that the predecessor mutual fund had achieved during favorable market conditions were atypical and may not be repeatable.

Annual Report | May 31, 2026

AltShares Trust ETF Funds
Other Information (continued)

May 31, 2026 (Unaudited)

The Fund’s effective advisory fee was in the third quartile of its Category and the Fund’s net total operating expense ratio (i.e., the Fund’s total operating expenses, net of any waivers/reimbursements) was in the third quartile for the Category. It was noted that the median average net asset size of the funds in the Category was significantly larger than that of the Fund. In light of the Fund’s current size and fee rate, the Board concluded that the fee structure was reasonable.

Adviser Profitability

The Board considered information on the Adviser’s profitability in serving as the investment adviser to the Funds. The Board considered that the Adviser had agreed to bear most of each Fund’s expenses under a unitary fee arrangement, as specified in the advisory agreements, that each Fund had gathered relatively limited assets since its inception, and that the Adviser had subsidized the Fund’s operations. Based on these and other factors, the Board determined that profitability was not a material factor to be considered in connection with the renewal of the agreements.

Economies of Scale

The Board considered whether the Adviser would realize economies of scale with respect to its services to each Fund as the Fund grows larger, including the extent to which this would be reflected in the level of fees paid by each Fund to the Adviser. The Board noted that the advisory fee rate for each Fund does not include breakpoints, and that it was difficult, given the relatively short operating history of AltShares Merger Arbitrage ETF and relatively smaller asset size of each Fund, to accurately evaluate potential economies of scale. The Board also considered that potential economies of scale may be shared with the Funds in manners other than fee breakpoints or fee waivers, including reinvestments in the Adviser’s business, additional new product offerings, and pricing to scale from inception, among others. The Board noted that each Fund has a relatively short operating history as an exchange traded fund (ETF), has not gathered significant assets since its inception, and the Adviser has generally subsidized the expenses of each Fund’s operations. Based on this and other information, the Board determined that under the circumstances, economies of scale was not a material factor to be considered in connection with the renewal of the agreements.

Other Benefits

The Board evaluated the ancillary (or fall-out) benefits being received by the Adviser as a result of its relationship with the Funds. In particular, the Board considered the Adviser’s accrual of soft dollar credits in connection with trading transactions for the Funds. The Board also considered that the potential benefits to be derived by the Adviser included the ability to increase its assets under management and, as a result, to have access to additional research resources and benefit to its reputation. The Board concluded that the fall-out benefits derived by the Adviser were consistent with the types of benefits generally derived by investment advisers to funds. The Board deemed these and any other potential fall-out benefits to be not material to the consideration of the advisory agreements.

Other Factors and Broader Review

As discussed above, the Board considered detailed materials received from the Adviser as part of the annual review and at quarterly meetings throughout the year. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed Fund performance and risk reports and compliance reports along with various reports and information evaluating the Adviser’s supervisory oversight of third-party service providers to the Funds.

Conclusion

The Board reviewed a memorandum from independent legal counsel discussing the legal standards applicable to its consideration of the advisory agreements. The Independent Trustees met in executive session with members of the Adviser’s senior management and Independent Trustee counsel to review such standards and recent developments in this area of the law. The Board noted that it would continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees, and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that each Fund’s advisory arrangement, as outlined in its advisory agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

www.altsharesetfs.com | 1‑855‑955‑1607

AltShares Trust

AltShares Merger Arbitrage ETF

AltShares Event-Driven ETF

1 855‑955‑1607

www.altsharesetfs.com

Adviser

Water Island Capital, LLC

104 Fifth Avenue, 9th Floor

New York, NY 10011

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114‑2016

Custodian

State Street Bank and

Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114‑2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See disclosure under the heading “Other Information” under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The code of ethics that applies to the registrant's principal executive officer and principal financial officer is attached hereto as EX-19.A.1.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTSHARES TRUST

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	August 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	August 5, 2026

By:	/s/ Jonathon Hickey
Jonathon Hickey
Chief Financial Officer (Principal Financial Officer)

Date:	August 5, 2026